Basic and Diluted Net Loss per Share - Summary of Excluded Antidilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Common stock issued for exercise of stock options subject to nonrecourse promissory notes
Antidilutive securities excluded from computation of earnings per share (in shares)
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	16,514,103	16,204,428
Common stock issued for early exercise of stock options
Antidilutive securities excluded from computation of earnings per share (in shares)
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	99,548	456,307
Redeemable Convertible Preferred Stock
Antidilutive securities excluded from computation of earnings per share (in shares)
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	90,268,364	81,871,209
Stock options
Antidilutive securities excluded from computation of earnings per share (in shares)
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,509,177	6,079,442
RSUs
Antidilutive securities excluded from computation of earnings per share (in shares)
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	114,624	0
Common Class A | Warrant
Antidilutive securities excluded from computation of earnings per share (in shares)
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,767,451	1,056,068
Redeemable Preferred Stock | Warrant
Antidilutive securities excluded from computation of earnings per share (in shares)
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	931,668	1,133,566